Income Taxes - Schedule of Operating Loss Carry Forwards (Details) (10-K) - CAD	Sep. 30, 2016	Mar. 31, 2016	Mar. 31, 2015
Operating loss carry forwards	CAD 2,882,000	CAD 2,262,000	CAD 913,000
Expiry 2029 [Member]
Operating loss carry forwards		65,000
Expiry 2030 [Member]
Operating loss carry forwards		83,000
Expiry 2031 [Member]
Operating loss carry forwards		28,000
Expiry 2032 [Member]
Operating loss carry forwards		81,000
Expiry 2033 [Member]
Operating loss carry forwards		91,000
Expiry 2034 [Member]
Operating loss carry forwards		242,000
Expiry 2035 [Member]
Operating loss carry forwards		323,000
Expiry 2036 [Member]
Operating loss carry forwards		CAD 1,349,000